Variable Interest Entities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Investments in Unconsolidated Variable Interest Entities

The following table summarizes our investments in unconsolidated VIEs:

			Carrying Value as of
	Location	Percentage Ownership	September 30, 2023	December 31, 2022
HRCFG INVO, LLC	Alabama, United States	50%	$993,339	1,106,905
Positib Fertility, S.A. de C.V.	Mexico	33%	85,863	130,960
Total investment in unconsolidated VIEs			$1,079,202	1,237,865

The following table summarizes our investments in unconsolidated VIEs:

			Carrying Value as of
	Location	Percentage Ownership	December 31, 2022	December 31, 2021
HRCFG INVO, LLC	Alabama, United States	50%	$1,106,905	1,387,495
Positib Fertility, S.A. de C.V.	Mexico	33%	130,960	102,439
Total investment in unconsolidated VIEs			$1,237,865	1,489,934

Schedule of Earnings from Investments in Unconsolidated Variable Interest Entities

Earnings from investments in unconsolidated VIEs were as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
HRCFG INVO, LLC	$14,993	$(4,737)	$15,798	$(163,912)
Positib Fertility, S.A. de C.V.	(23,156)	(16,733)	(47,908)	(46,653)
Total earnings from unconsolidated VIEs	(8,163)	(21,470)	(32,110)	(210,565)

Earnings from investments in unconsolidated VIEs were as follows:

	Year Ended December 31,
	2022	2021
HRCFG INVO, LLC	$(154,954)	(313,033)
Positib Fertility, S.A. de C.V.	(45,604)	(14,509)
Total earnings from unconsolidated VIEs	$(200,558)	(327,542)

Schedule of Financial Information of Investments in Unconsolidated Variable Interest Entities

The following tables summarize the combined unaudited financial information of our unconsolidated VIEs:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Statements of operations:
Operating revenue	$404,990	$273,737	$1,212,385	$610,049
Operating expenses	(444,478)	(333,414)	(1,324,528)	(1,077,835)
Net loss	(39,488)	(59,677)	(112,143)	(467,786)

	September 30, 2023	December 31, 2022
Balance sheets:
Current assets	$353,074	261,477
Long-term assets	1,017,098	1,094,490
Current liabilities	(492,727)	(396,619)
Long-term liabilities	(117,989)	(107,374)
Net assets	$759,456	851,974

The following tables summarize the combined unaudited financial information of our investments in unconsolidated VIEs:

	Year Ended December 31,
	2022	2021
Statements of operations:
Operating revenue	$822,490	151,672
Operating expenses	(1,316,199)	(821,705)
Net loss	$(493,709)	(670,033)

	December 31, 2022	December 31, 2021
Balance sheets:
Current assets	$261,477	456,967
Long-term assets	1,094,490	1,302,067
Current liabilities	(396,619)	(404,155)
Long-term liabilities	(107,374)	(142,321)
Net assets	$851,974	1,212,558